Investment in and advances to Equity-Accounted for Investment - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	$ 12,954	$ 28,561
Long-term debt, gross	324,506	249,568
Equity income (loss)	$ (14,107)	5,100	$ 2,345
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Number Of Vessels | vessel	1
Investment in and advances to equity accounted investments	$ 13,000	28,600
Long-term debt, gross	28,100	25,700
Equity income (loss)	$ (14,100)	$ 5,100	$ 2,300
Percentage Of Exposure To Loan Guarantee	50.00%
Ownership percentage	50.00%
Equity method investment, other than temporary impairment	$ 11,600